Condensed consolidated statement of cash flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Result before tax	€ 4,484	€ 1,065
Adjusted for: - Depreciation and amortisation	418	402
- Addition to loan loss provisions	131	1,998
- Other non-cash items in Result before tax	(624)	1,285
Taxation paid	(1,107)	(1,149)
Changes in: - Net change in Loans and advances to/from banks, not available/payable on demand	7,944	51,912
- Net change in Trading assets and Trading liabilities	(5,159)	3,208
- Loans and advances to customers	(13,380)	(9,865)
- Customer deposits	13,128	34,416
- Other	(9,028)	(5,849)
Net cash flow from/(used in) operating activities	(3,193)	77,422
Cash flows from investing activities
- Associates and joint ventures	(31)	(10)
- Financial assets at fair value through other comprehensive income	(9,381)	(13,095)
- Securities at amortised cost	(25,190)	(16,306)
- Property and equipment	(84)	(144)
- Other investments	(94)	(165)
- Associates and joint ventures	37	12
- Financial assets at fair value through other comprehensive income	11,802	8,523
- Securities at amortised cost	26,185	11,547
- Property and equipment	9	4
- Other investments	0	8
Net cash flow from/(used in) investing activities	3,253	(9,627)
Cash flows from financing activities
Proceeds from debt securities	42,208	48,565
Repayments of debt securities	(32,233)	(46,335)
Proceeds from issuance of subordinated loans	491	2,165
Repayments of subordinated loans	(1,455)	(2,608)
Repayments of principal portion of lease liabilities	(144)	(132)
Purchase/sale of treasury shares	(4)	6
Dividends paid	(472)	(3)
Other financing	2	0
Net cash flow from/(used in) financing activities	8,395	1,658
Net cash flow	8,455	69,453
Cash and cash equivalents at beginning of year	111,566	54,031
Effect of exchange rate changes on cash and cash equivalents	(357)	(192)
Cash and cash equivalents at end of the reporting period	€ 119,663	€ 123,292